Contract liabilities - Significant Changes in Contract Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Increase (Decrease) in Contract Liabilities [Roll Forward]
As at 1 April	£ 1,158	£ 994
Exchange adjustments	(65)	39
Revenue recognised that was included in the contract liability balance at the beginning of the period	(96)	(60)
Increases due to cash received, excluding amounts recognised as revenue during the period	262	185
Reclassification to held for sale (note 10)	(99)	0
At 31 March	£ 1,160	£ 1,158